CONSOLIDATED STATEMENTS OF CASH FLOWS - Additional Cash Flow Elements(USD ($)) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
(a) Acquisition of subsidiary:
Working capital (Cash and cash equivalent excluded)	$ 221	$ 130	$ 0
Property and equipment	565	2,486	22
Technology	0	0	58
Other intangible assets	190	1,690	0
Goodwill	(288)	4,894	304
Long term loans from banks and others	0	(1,342)	0
Investment in subsidiary previously accounted for by the equity method	0	(3,885)	0
Non-controlling Interest	0	0	(133)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	688	3,973	251
(b) Purchase of business activity:
Working capital	0	0	27
Property and equipment			112
Customer list			1,364
Goodwill	0	0	1,669
Accrued severance pay, net	0	0	(23)
Employees accruals	0	0	(24)
Purchase Of Business Activity	0	0	3,125
The subsidiaries' assets and liabilities at date of sale:
Working capital (excluding cash and cash equivalents)	(18)	0	7
Property and equipment	(30)	0	0
Long term loans from banks and others	5	0	0
Non-controlling interests	(125)	0	241
Loss from sale of subsidiaries	209	0	(248)
Proceeds From Sale Of Subsidiaries	41	0	0
(d) Non-cash investing activity:
Purchase of property and equipment	45	392	90
Purchase of property and equipment at finance lease	0	3	17
Dividend payable for non-controlling interest in a consolidated subsidiary	0	1,311	0
Issuance of shares in respect of acquisition of non-controlling interests in subsidiary	11,368	0	0
(e) Supplemental disclosure of cash flow activity:
Interest	2,604	1,189	1,528
Income taxes	$ 367	$ 114	$ 52